IRONBRIDGE FUNDS, INC.

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of IronBridge Funds, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated December 10, 2010, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission on December 10, 2010. The text of such amendment to the registration statement was filed electronically.

Dated December 13, 2010

IronBridge Funds, Inc.

By:	/s/ John G. Davis
John G. Davis, President and CEO